CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 16,386	$ 4,002	$ 3,698	$ 220
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, authorized (in shares)	120,000,000	120,000,000
Common shares, issued (in shares)	88,312,068	42,720,067
Common shares, outstanding (in shares)	88,312,068	42,720,067